Financial instruments and risk management - Summary of financial instruments carried at fair value (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Provisionally priced receivables recognised relating to sales contracts	$ 90,000,000	$ 143,000,000
Aluminium forward contracts/options embedded in electricity purchase contracts [member] | Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Long-term embedded derivatives expiry term	Level 3 derivatives consist of derivatives embedded in electricity purchase contracts linked to the LME with terms expiring between [XX] and [XX] (2016: 2017 and 2030)
Long-term embedded derivatives with fair value	$ 98,000,000	408,000,000
Aluminium forward contracts [member]
Disclosure Of Financial Instruments [Line Items]
Range of market price	In valuing these derivatives, aluminium prices are flatlined beyond the market forward curve and increased by projected inflation up to the date of expiry of each contract. The range of market prices are US$2,679 per metric tonne in 2028 to US$2,848 in 2030 (2016: US$2,136 per metric tonne in 2027 to US$2,300 in 2030).
Aluminium forward contracts [member] | Bottom of range [Member]
Disclosure Of Financial Instruments [Line Items]
Fair value of derivative commodity price per metric tonne	$ 2,679	2,136
Aluminium forward contracts [member] | Top of range [Member]
Disclosure Of Financial Instruments [Line Items]
Fair value of derivative commodity price per metric tonne	$ 2,848	$ 2,300